INVESTMENTS IN ASSOCIATES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Statement [Line Items]
Opening balance	$ 406,611		$ 423,611
Changes
Investment in joint ventures, additions	47,858	[1]	11,395	[2]
Investment in joint ventures, additions	19,046	[3]	38,607	[4]
Disposals, investment in associates and joint ventures	(326)	[5]	0
Share of profit (loss) in investment in associates	(245)		(24,075)
Share of profit (loss) in investment in joint ventures	(3,620)		(23,142)
Dividends received	(12,418)		(3,000)
Increase (Decrease) in foreign exchange currency on translation of Associates and Joint Ventures	33,654		(22,658)
Acquisitions through business combinations	(5)	[6]	0
Other increase (decrease) in investment in associates and joint ventures	(7,013)		5,873
Total changes	76,931		(17,000)
Closing balance	483,542		406,611		$ 423,611
Carrying amount of investments in associates accounted for using equity method	118,124		76,782		99,806
Carrying amount of investments in joint ventures accounted for using equity method	365,418		329,829		323,805
Total investment accounted for using equity method	$ 483,542		$ 406,611		$ 423,611

[1]	Contributions made in investments in associates: - In March, Celulosa Arauco y Constitución S.A. made capital contributions to the company Inversiones Puerto Coronel S.A. through the capitalization of loans receivable with Compañía Puerto de Coronel S.A. for ThU.S.$ 5,745. - Arauco Participações Florestais Ltda. made capital contributions to the company Falcão MS SPE S.A. for ThR$ 230,039 that is equivalent to ThU.S.$ 42,113 for 230,039,467 shares.
[2]	Arauco Participações Florestais Ltda. Made a capital contribution to Falcão MS SPE S.A., for ThR$ 63,488 that is equivalent to ThU.S.$ 11,395 for 63,488,424 shares.
[3]	Contributions made in joint ventures: - Forestal Arauco S.A., made contributions of non-monetary assets to Agrícola Fresno SpA amounting to ThU.S.$ 18,812. - Arauco Bioenergía SpA., made capital contributions to Parque Eólico Ovejera Sur SpA. amounting to ThCLP$ 220,000 equivalents to ThU.S.$ 234.
[4]	Contributions made in joint ventures: - Forestal Arauco S.A., made contributions of non-monetary assets to Agrícola Fresno SpA amounting to ThU.S.$ 12,066.- Forestal Arauco S.A., made capital contributions to the following companies: Parque Eólico Girasol Spa., Parque Eólico Las Dalias SpA., Parque Eólico Las Fresias SpA., Parque Eólico Margaritas SpA., Parque Eólico Los Cardos SpA., Parque Eólico Las Calas SpA., Parque Eólico Tulipanes SpA., Parque Eólico Hortensias SpA., Parque Eólico Lavanda SpA., y Parque Eólico Jazmin SpA., for Th$ 500 that was equivalent to ThU.S.$ 0.5 for 500 shares in each entity.- Arauco Bioenergía SpA., made capital contributions to Parque Eólico Ovejera Sur SpA. amounting to ThCLP$ 285,000 equivalents to ThU.S.$ 296, corresponding to 285 shares.- Arauco Wood Limited, made capital contributions to Sonae Arauco S.A. for Th€ 25,000 that is equivalent to ThU.S.$ 26,240 for 714,286 shares.
[5]	Forestal Arauco S.A., during December 2025, decreased its capital investment in Agrícola San Gerardo SpA by ThCLP$ 300,000 in cash, equivalent toThU.S.$326.
[6]	Forestal Arauco S.A., acquired the remaining 50% of the shares in the following companies: Parque Eólico Girasol Spa., Parque Eólico Las Dalias SpA., Parque Eólico Las Fresias SpA., Parque Eólico El Trébol SpA., Parque Eólico Los Cardos SpA., Parque Eólico Las Calas SpA., Parque Eólico Tulipanes SpA., Parque Eólico Hortensias SpA., Parque Eólico Lavanda SpA., y Parque Eólico Jazmin SpA., the payment was for Th$ 500 equivalent to ThU.S.$ 0.5 for 500 shares in each entity. Subsequently, Forestal Arauco S.A. sold 100% of these shares to Altovento SpA.